Statements Of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2010	Sep. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (2,357,512)	$ (4,671,192)	$ (8,951,362)	$ (12,674,976)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Depreciation	10,809,431	14,332,484	19,157,086	9,562,968
Amortization	293,811	361,350	481,974	493,320
Forgiveness of IDED note			(100,000)
(Increase) decrease in current assets:
Accounts receivables	4,631,946	(1,343,537)	(9,164,776)	(14,227,894)
Inventories	(5,629,575)	(6,419,397)	(3,099,478)	(4,913,675)
Prepaid expenses and other	(469,990)	(1,127,765)	(94,082)	(396,170)
Derivative financial instruments	697,523	(1,220,649)	(349,226)	(263,688)
Due from broker	(1,349,637)	470,821	(151,748)	(2,108,267)
(Decrease) in other non-current liabilities			(99,996)	(99,998)
Increase (decrease) in current liabilities:
Accounts and retainage payable	2,762,497	(611,819)	(2,826,473)	4,295,247
Derivative financial instruments	(217,112)
Accrued expenses	3,330,703	3,806,679	3,400,904	3,402,943
Net cash (used in) operating activities	12,502,085	3,576,975	(1,797,177)	(16,930,190)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,616,440)	(1,823,023)	(2,376,317)	(34,298,208)
Increase in other long term assets			(1,142,388)
Increase in restricted cash	(300,982)			3,289,949
Net cash (used in) investing activities	(2,917,422)	(1,823,023)	(3,518,705)	(31,008,259)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in other long term liabilities	(74,997)	(74,997)
Payments for financing costs		(30,138)	(30,139)	(263,501)
Proceeds from notes payable, net of refinance	10,300,000	6,980,651	13,726,754	49,119,640
Payments on notes payable	(16,339,230)	(10,319,451)	(12,403,273)	(20,000)
Net cash provided by financing activities	(6,114,227)	(3,443,935)	1,293,342	48,836,139
Net increase (decrease) in cash and cash equivalents	3,470,436	(1,689,983)	(4,022,540)	897,690
CASH AND CASH EQUIVALENTS
Beginning	3,432,544	7,455,084	7,455,084	6,557,394
Ending	6,902,980	5,765,101	3,432,544	7,455,084
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Interest capitalized and included in notes payable				2,049,643
Payment on Bridge loan in exchange for Negotiable Subordinated Term Note	0	0	8,773,300	27,106,079
Accrued interest included in long term debt	1,638,305	3,483,756	3,590,027
Cash paid for interest	$ 4,587,552	$ 4,431,144	$ 6,138,928	$ 3,315,018